Fair Value Measurements (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Line Items]
Investments at fair value	$ 4,252,839	$ 3,612,985
Fair Value, Inputs, Level 1, Level 2, and Level 3
Fair Value Measurements [Line Items]
Investments at fair value	4,252,839	3,612,985
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Investments in Registered Investment Company Funds
Fair Value Measurements [Line Items]
Investments at fair value	135,003	102,239
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Collective Investment Trust And Common Commingled Trust
Fair Value Measurements [Line Items]
Investments at fair value	4,080,294	3,455,929
Fair Value, Inputs, Level 1, Level 2, and Level 3 | DaVita Stock Fund
Fair Value Measurements [Line Items]
Investments at fair value	37,542	54,817
Fair Value, Inputs, Level 1
Fair Value Measurements [Line Items]
Investments at fair value	4,136,431	3,495,352
Fair Value, Inputs, Level 1 | Investments in Registered Investment Company Funds
Fair Value Measurements [Line Items]
Investments at fair value	135,003	102,239
Fair Value, Inputs, Level 1 | Collective Investment Trust And Common Commingled Trust
Fair Value Measurements [Line Items]
Investments at fair value	3,963,886	3,338,296
Fair Value, Inputs, Level 1 | DaVita Stock Fund
Fair Value Measurements [Line Items]
Investments at fair value	37,542	54,817
Fair Value, Inputs, Level 2
Fair Value Measurements [Line Items]
Investments at fair value	116,408	117,633
Fair Value, Inputs, Level 2 | Investments in Registered Investment Company Funds
Fair Value Measurements [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 2 | Collective Investment Trust And Common Commingled Trust
Fair Value Measurements [Line Items]
Investments at fair value	116,408	117,633
Fair Value, Inputs, Level 2 | DaVita Stock Fund
Fair Value Measurements [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 3
Fair Value Measurements [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 3 | Investments in Registered Investment Company Funds
Fair Value Measurements [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 3 | Collective Investment Trust And Common Commingled Trust
Fair Value Measurements [Line Items]
Investments at fair value	0	0
Fair Value, Inputs, Level 3 | DaVita Stock Fund
Fair Value Measurements [Line Items]
Investments at fair value	$ 0	$ 0